Summary of Significant Accounting Policies (Details)		12 Months Ended
	Sep. 06, 2023 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Nature Of Operations And Business Activities [Line Items]
Stockholders' equity note, stock split, conversion ratio	0.004
Stock issued during period, shares, stock splits (in shares) | shares	26,349
Estimate for legal contingency		$ 6,053,468	$ 6,205,310
Other current assets		888,929	481,588
Foreign currency translations		61,767	63,717
Realized gain (loss), foreign currency transaction, after tax		$ (9,143)	$ (3,352)
Canada, Dollars
Nature Of Operations And Business Activities [Line Items]
Foreign currency exchange rate, translation		0.7549	0.7384
Australia, Dollars
Nature Of Operations And Business Activities [Line Items]
Foreign currency exchange rate, translation		0.6818	0.6792
Accounting Standards Update 2021-10
Nature Of Operations And Business Activities [Line Items]
Tax rebates received		$ 180,374	$ 34,189
Other current assets		$ 540,604	$ 179,687
Minimum
Nature Of Operations And Business Activities [Line Items]
Estimated useful lives		3 years
Maximum
Nature Of Operations And Business Activities [Line Items]
Estimated useful lives		5 years
Weighted Average | Canada, Dollars
Nature Of Operations And Business Activities [Line Items]
Foreign currency exchange rate, translation		0.7453	0.7361
Weighted Average | Australia, Dollars
Nature Of Operations And Business Activities [Line Items]
Foreign currency exchange rate, translation		0.6697	0.6748